Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Current Assets
Other current assets at June 30, 2021 and March 31, 2021 consisted of the following (in thousands):

	June 30, 2021	March 31, 2021

Prepaid expenses	$44,941	$39,544
Trade receivables, net	3,416	11,222
Income tax receivable	1,993	1,803

Other	7,815	1,681

Total other current assets	$58,165	$54,250

Other current assets at March 31, 2021 and 2020 consisted of the following (in thousands):

	March 31, 2021	March 31, 2020
Prepaid expenses	$39,544	$16,344
Receivables for value added tax (VAT) paid	807	5,978
Note receivable	—	5,000
Trade receivables, net	11,222	3,669
Income tax receivable	1,803	632
Other	874	2,140

Total other current assets	$54,250	$33,763

Schedule of Accrued Expenses
Accrued expenses at June 30, 2021 and March 31, 2021 consisted of the following (in thousands):

	June 30, 2021	March 31, 2021

Research and development expenses	$28,347	$20,755
Compensation-related expenses	15,242	38,552
Professional services expenses	16,489	10,267
Other general and administrative expenses	13,710	7,362

Total accrued expenses	$73,788	$76,936

Accrued expenses at March 31, 2021 and 2020 consisted of the following (in thousands):

	March 31, 2021	March 31, 2020
Research and development expenses	$20,755	$21,607
Compensation-related expenses	38,552	29,113
Professional services expenses	10,267	5,135
Other general and administrative expenses	7,362	12,766

Total accrued expenses	$76,936	$68,621

Schedule of Other Current Liabilities
Other current liabilities at June 30, 2021 and March 31, 2021 consisted of the following (in thousands):

	June 30, 2021	March 31, 2021

Deferred revenue	$3,777	$5,918
Income tax payable	199	207
Other	4,325	3,037

Total other current liabilities	$8,301	$9,162

Other current liabilities at March 31, 2021 and 2020 consisted of the following (in thousands):

	March 31, 2021	March 31, 2020
Deferred revenue	$5,918	$3,621
Income tax payable	207	1,497
Other	3,037	234

Total other current liabilities	$9,162	$5,352